Note 17 - Restricted Stock Grant	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

17. Restricted Stock Grant

On August 13, 2013 the Company granted its Chief Executive Officer 350,000 shares of common stock under its Equity Incentive Plan. The shares vest over a three-year period beginning in April 2014. The cost associated with the restricted stock grant for the period April 20 through September 30, 2013 is $191,333 and the unamortized cost of the grant at September 30, 2013 was $2,609,000.